Deferred Revenue (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 890,486	$ 54,743
Less: non current portion	(678,392)	(34,747)
Current portion	212,094	19,996
Nissan [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	781,521
NYSERDA [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	72,288
Other [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 36,677